CONTINGENT AND COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT AND COMMITMENTS

NOTE 9 – CONTINGENT

From time to time the Company may be a party to commercial and litigation matters involving claims against the Company. None of the Company’s directors, officers, nonconsolidated affiliates, or any owner of record or beneficially of more than five percent of the Company’s Common Stock, is involved in a material proceeding adverse to the Company and its subsidiaries or has a material interest adverse to the Company or its subsidiaries. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In management’s opinion, there are no current matters that would have a material effect on the Company’s financial position or results of operations and no contingent liabilities requiring accrual as of June 30, 2017.

On October 22, 2016, the law firm of JS Barkats PLLC filed a complaint against the Company and its Chief Executive Officer, seeking allegedly unpaid legal fees for services rendered from June 9, 2011 through April 23, 2012 in the amount of $428 thousands, plus interest for a total of $652 thousands. This Litigation was filed as JS Barkats PLLC v. Blue Sphere Corporation and Shlomo Palas with the Supreme Court of the State of New York for the County of New York , Index No. 655600/2016. On October 26, 2016, without notice to the Company or its Chief Executive Officer or an opportunity to be heard, the New York Court issued a Temporary Restraining Order (the “TRO”) in favor JS Barkats PLLC, prohibiting the Company and Mr. Palas from transferring or dissipating any assets up to $652. On October 31, 2016, the Company removed the Barkats Litigation to federal court, filed as JS Barkats PLLC v. Blue Sphere Corporation and Shlomo Palas with the United Stated District Court, Southern District Court of New York, Docket No. 1:16-cv-08404, and on December 6, 2016, Mr. Barkats filed a motion to remand to the New York Court and request for oral argument. The Company terminated the services of JS Barkats LLC in 2012 and management believe the claims brought by JS Barkats PLLC are without merit, that the TRO was improvidently granted, and that JS Barkats PLLC misrepresented, mischaracterized and omitted material facts and the law in seeking the TRO.

On July 10, 2017, the Federal Court granted JS Barkats PLLC’s motion to remand the action to the New York Court, but denied JS Barkats PLLC’s request for costs and fees in bringing its remand petition. The Federal Court did not rule upon whether plaintiff’s complaint should be dismissed and/or the matter compelled to arbitration and did not rule upon Plaintiff’s motion to hold the Company and Mr. Palas in contempt for allegedly violating the TRO. The Federal Court has since remanded the case back to the New York Court where it is currently pending.

The Company terminated the services of JS Barkats LLC in 2012 and believe the claims brought by JS Barkats PLLC are without merit, that the TRO was improvidently granted, and that JS Barkats PLLC misrepresented, mischaracterized and omitted material facts and the law in seeking the TRO. The Company intend to vigorously defend against this Litigation, the TRO and any other attempts to attach the assets of the Company.

On March 15, 2017, Prassas Capital, LLC, an Arizona limited liability company, filed a complaint against the Company alleging breach of contract and seeking (a) unpaid fees in the amount of $1,601 plus interest, (b) issuance of an order of prejudgment attachment and garnishment on the Company’s bank accounts, other property held by the Company and all payments owed to the Company from third parties, (c) an injunction restraining the Company from transferring funds or property outside of the court’s jurisdiction or alternatively that the court appoint a receiver to manage, operate, control and take possession of the Company’s assets, and (d) a declaration that Prassas Capital, LLC has been granted a contractual right to purchase 53,847 shares of the Company’s common stock at a price of $6.50 per share (after giving effect to the reverse stock split described below). This litigation was filed as Prassas Capital, LLC v. Blue Sphere Corporation with the United States District Court for the Western District of North Carolina, Civil Action No. 3:17-CV-00131. The Company disputes the allegations and claims, and intends to rigorously defend against this litigation.

On April 10, 2017, the Company filed its answer in the Prassas Litigation, denying the underlying factual allegations contained in the complaint and denying the contention that Prassas is entitled to any relief. In addition to filing its answer, the Company (1) moved for the court to dismiss the Prassas Litigation, because of Prassas’ failure to plead one or more essential elements of its claims, and (2) brought against Prassas claims of fraud, breach of fiduciary duty, constructive fraud, negligence, unjust enrichment and punitive damages. The Company seeks reimbursement of amounts fraudulently or negligently billed by Prassas and paid by the Company of not less than $833, pre and post judgement interest, attorney’s fees and costs actually incurred in defending the Prassas Litigation.

On May 10, 2017, Prassas filed its answer to the Company’s response, whereby Prassas moved for the court to dismiss the Company’s counterclaims alleging that, among other things, the Company did not plead one or more essential elements of its claims.

On June 2, 2017, the Company responded by filing with the court its memorandum in opposition to Prassas’ motion dismiss the Company’s counterclaims, and further to motion for a partial judgement on the pleadings of the Company’s counterclaims in the amount of $833, plus pre-judgment and post-judgment interest.

The Company intend to vigorously defend against this Litigation, the TRO and any other attempts to attach the assets of the Company.

NOTE 13 – CONTINGENT AND COMMITMENTS

From time to time the Company may be a party to commercial and litigation matters involving claims against the Company. None of the Company’s directors, officers, nonconsolidated affiliates, or any owner of record or beneficially of more than five percent of the Company’s Common Stock, is involved in a material proceeding adverse to the Company and its subsidiaries or has a material interest adverse to the Company or its subsidiaries. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In management’s opinion, there are no current matters that would have a material effect on the Company’s financial position or results of operations and no contingent liabilities requiring accrual as of December 31, 2016.

On October 22, 2016, the law firm of JS Barkats PLLC filed a complaint against the Company and its Chief Executive Officer, seeking allegedly unpaid legal fees for services rendered from June 9, 2011 through April 23, 2012 in the amount of $428 thousands, plus interest for a total of $652 thousands. This Litigation was filed as JS Barkats PLLC v. Blue Sphere Corporation and Shlomo Palas with the Supreme Court of the State of New York for the County of New York , Index No. 655600/2016. On October 26, 2016, without notice to the Company or its Chief Executive Officer or an opportunity to be heard, the New York Court issued a Temporary Restraining Order (the “TRO”) in favor JS Barkats PLLC, prohibiting the Company and Mr. Palas from transferring or dissipating any assets up to $652. On October 31, 2016, the Company removed the Barkats Litigation to federal court, filed as JS Barkats PLLC v. Blue Sphere Corporation and Shlomo Palas with the United Stated District Court, Southern District Court of New York, Docket No. 1:16-cv-08404, and on December 6, 2016, Mr. Barkats filed a motion to remand to the New York Court and request for oral argument. The Company terminated the services of JS Barkats LLC in 2012 and management believe the claims brought by JS Barkats PLLC are without merit, that the TRO was improvidently granted, and that JS Barkats PLLC misrepresented, mischaracterized and omitted material facts and the law in seeking the TRO. The Company intend to vigorously defend against this Litigation, the TRO and any other attempts to attach the assets of the Company.